Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

B2. Intangible assets

Intangible assets are stated at cost less accumulated amortisation and accumulated impairment losses, where applicable.

A breakdown of intangible assets is as shown below:

		Customer	Indefinite-lived	Other	Product	Computer
	Goodwill	lists	brands	intangibles	development	software	Total
	£m	£m	£m	£m	£m	£m	£m
Cost
At 1 January 2021	1,653	824	—	66	40	145	2,728
Exchange differences	4	(13)	—	—	—	(2)	(11)
Additions	—	—	—	4	6	21	31
Disposals/retirements	—	(4)	—	(3)	—	(1)	(8)
Acquisition of companies and businesses[1]	228	69	—	—	—	—	297
Hyperinflationary adjustment	3	—	—	—	—	—	3
At 31 December 2021	1,888	876	—	67	46	163	3,040
At 1 January 2022	1,888	876	—	67	46	163	3,040
Exchange differences	(72)	(5)	(107)	2	(1)	6	(177)
Additions	—	—	—	—	10	27	37
Disposals/retirements	—	(180)	—	(12)	—	(1)	(193)
Acquisition of companies and businesses[1]	3,352	779	1,292	23	—	11	5,457
Hyperinflationary adjustment	14	3	—	1	—	—	18
Disposal of companies and businesses	(1)	—	—	—	—	—	(1)
At 31 December 2022	5,181	1,473	1,185	81	55	206	8,181
Accumulated amortisation and impairment
At 1 January 2021	(45)	(585)	—	(47)	(27)	(102)	(806)
Exchange differences	1	10	—	—	—	1	12
Disposals/retirements	—	4	—	4	—	1	9
Impairment charge	—	—	—	—	—	(2)	(2)
Amortisation charge	—	(64)	—	(5)	(5)	(15)	(89)
At 31 December 2021	(44)	(635)	—	(48)	(32)	(117)	(876)
At 1 January 2022	(44)	(635)	—	(48)	(32)	(117)	(876)
Exchange differences	1	(31)	—	(2)	—	(5)	(37)
Disposals/retirements	—	179	—	12	—	1	192
Hyperinflationary adjustment	—	(1)	—	—	—	—	(1)
Impairment charge	(22)	—	—	—	—	—	(22)
Amortisation charge	—	(85)	—	(6)	(5)	(22)	(118)
At 31 December 2022	(65)	(573)	—	(44)	(37)	(143)	(862)
Net book value
At 1 January 2021	1,608	239	—	19	13	43	1,922
At 31 December 2021	1,844	241	—	19	14	46	2,164
At 31 December 2022	5,116	900	1,185	37	18	63	7,319
1.	Includes current-year acquisitions of £5,449m (2021: £301m) as well as adjustments to prior-year acquisitions within the measurement period.

The main categories of intangible assets are as follows:

Intangible assets - finite useful lives

Intangible assets with finite useful lives are initially measured at either cost or fair value and amortised on a straight-line basis over their useful economic lives, which are reviewed on an annual basis. These assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may exceed its recoverable amount. The fair value attributable to intangible assets acquired through a business combination is determined by discounting the expected future cash flows to be generated from that asset at the risk-adjusted weighted average cost of capital for the Group. The residual values of intangible assets are assumed to be £nil.

The estimated useful economic lives of intangible assets are as follows:

Customer lists:	3 to 15 years
Other intangibles:	2 to 15 years
Product development:	2 to 5 years
Computer software:	3 to 5 years

The following are the main categories of intangible assets with finite useful lives:

(a) Customer lists

Customer lists are acquired as part of business combinations. No value is attributed to internally generated customer lists.

(b) Other intangibles

Other intangibles consists of brands with finite useful lives and intellectual property. Brands are acquired as part of business combinations. No value is attributed to internally generated brands as expenditure incurred to develop, maintain and renew brands internally is recognised as an expense in the period incurred. Intellectual property costs are incurred in acquiring and maintaining patents and licences. These are recognised only if the cost can be measured reliably, and they are expected to generate economic benefits beyond one year, in excess of their cost.

(c) Product development

Costs incurred in the design and testing of new or improved products are recognised as intangible assets only if the cost can be measured reliably, and it is probable that the project will be a success considering its commercial and technological feasibility. Capitalised product development expenditure is measured at cost less accumulated amortisation.

Other development expenditure and all research expenditure are recognised as an expense as incurred and amount to £3m in the year (2021: £2m).

Development costs recognised as an expense are never reclassified as an asset in a subsequent period. Development costs that have been capitalised are amortised from the date the product is made available.

(d) Computer software

Costs that are directly associated with the production of identifiable and unique software products that are controlled by the Group (including employee costs and external software development costs) are recognised as intangible assets if they are expected to generate economic benefits beyond one year, in excess of their cost. Purchased computer software is initially recognised based on the costs incurred to acquire and bring it into use.

Costs associated with maintaining computer software are recognised as an expense in the period in which they are incurred.

Intangible assets - indefinite useful lives

(a) Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets of the acquired business at the date of acquisition. It is recognised as an intangible asset. Goodwill arising on the acquisition of an associate is included in investments in associates.

(b) Brands with indefinite useful lives

Brands with indefinite useful lives are acquired as part of business combinations. No value is attributed to internally generated brands as expenditure incurred to develop, maintain and renew brands internally is recognised as an expense in the period incurred.

The Terminix US and Terminix International brands are considered to have indefinite useful lives due to their long history in the US (being founded in 1927), and having a strong brand equity in the US for much of its history and now internationally. The Group plans to continue to support and invest in the Terminix brand, it controls all the associated assets that support the underlying business, and therefore it is considered that there is no foreseeable limit on the period over which these brands will continue to generate net cash inflows.

Goodwill and brands with indefinite useful lives are tested annually for impairment and carried at cost less accumulated impairment losses. For the purpose of impairment testing, goodwill is allocated to cash-generating units (CGUs) identified according to country of operation and reportable business unit. The way in which CGUs are identified has not changed from prior periods. Newly acquired entities might be a single CGU until such time that they can be integrated. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

The recoverable amount of a CGU is determined based on the higher of value-in-use calculations using cash flow projections and fair value less costs to sell. The cash flow projections in year one are based on financial budgets approved by management, which are prepared as part of the Group’s normal planning process. Cash flows for years two to five use management’s expectation of revenue growth and operating profit margin, based on past experience and expectations regarding future performance and profitability for each CGU. Cash flows beyond the five-year period are extrapolated using estimated long-term growth rates (LTGR).

Cash flow projections included in the impairment review models include management's view of the impact of climate change, including costs related to the effects of climate change, as well as the future costs of the Group's commitment to reach net zero by 2040 and costs of compliance with current legal requirements. The potential increased costs, less any benefits that may occur, to meet these commitments are not expected to be material and therefore have resulted in no impairments during 2022.

A breakdown of goodwill by region is shown below:

	2022	2021
	£m	£m
North America[1]	4,527	1,414
Europe (incl. LATAM)	241	109
UK & Sub-Saharan Africa	66	66
Asia & MENAT	196	178
Pacific	86	77
Total	5,116	1,844
1.	Includes £2,878m (2021: £nil) relating to the US Terminix CGU and £1,555m (2021: £1,100m) relating to the US Pest Control CGU.

Impairment tests for goodwill and brands with indefinite useful lives

For the India, Lebanon, Argentina, and US Terminix CGUs, and any new acquisitions during the year, a fair value less costs to sell approach has been taken to support the carrying value of goodwill and brands with indefinite useful lives. During the year the Group recognised total impairments of £22m (2021: £nil) relating to Lebanon, Argentina, Brazil, and Turkey CGUs. For all other goodwill balances it can be demonstrated that there is sufficient headroom in the recoverable amount of the CGU goodwill balances based on the assumptions made, and there is no reasonably likely scenario under which material impairment could be expected to occur in the next 12 months based on the testing performed.

For the US Terminix CGU that was acquired in October 2022, management has performed a review of the financial performance post-acquisition and concluded there is no reduction to the fair value of the CGU.

The key assumptions used by individual CGUs for value-in-use calculations were:

	2022 long-term	2022 pre-tax	2021 long-term	2021 pre-tax
	growth rate[1]	discount rate	growth rate[1]	discount rate
North America[2]	2.0%	8.4 – 10.3%	2.0 – 2.2%	6.6 – 8.7%
Europe (incl. LATAM)	1.3 – 3.0%	6.7 – 15.4%	1.3 – 3.3%	7.1 – 15.4%
UK & Sub-Saharan Africa	2.0 – 4.5%	8.0 – 12.3%	2.0 – 4.5%	6.5 – 11.6%
Asia & MENAT	1.5 – 4.0%	9.7 – 13.9%	1.5 – 4.0%	8.2 – 12.6%
Pacific	2.0 – 2.5%	10.2 – 11.0%	2.2 – 2.4%	9.3 – 10.7%
1.	Source: imf.org.
2.

Key assumptions used by the US Pest Control CGU were a long-term growth rate of 2.0% (2021: 2.2%) and a pre-tax discount rate of 10.3% (2021: 7.7%). For US Pest Control CGU the recoverable amount exceeds the carrying amount by £1,692m (2021: £2,121m).

The growth rates used by individual CGUs are based on the LTGR predicted for the relevant sector and country in which a business operates. They do not exceed the long-term average growth rate for that industry or country. The pre-tax discount rates are internally calculated weighted average cost of capital for each category and country.